EDGAR

October 2, 2000


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Filing Pursuant to Rule 497(j)
         John Hancock Bond Trust
          John Hancock Government Income Fund
          John Hancock High Yield Bond Fund
          John Hancock Intermediate Government Fund
         File Nos.  2-66906; 811-3006

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated October 1, 2000 and Statements of Additional Information dated October 1, 2000 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                          Sincerely,


                                          /s/Joan O'Neill
                                          ---------------
                                          Joan O'Neill
                                          Senior Paralegal
                                          State and Federal Compliance

S:CorpSec/Corresp/O'Neill/497j